Unit Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Mar. 31, 2013 Restricted units [Member]	Jun. 30, 2013 Non-management directors [Member]	Jun. 30, 2013 Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted			63,309	8,279	8,279
Common units aggregate value, granted		$ 44,268	$ 1,800		$ 200
Common units, issued				6,536
Vesting period from grant date			3 years
Unit based compensation expense	$ 200	$ 478